RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Oct. 31, 2023
Related party transactions [abstract]
Schedule of compensation for key management [Table Text Block]
(in thousands)	2023 $	2022 $
Salaries and other short-term benefits	1,573	1,408
Severance (included in salaries)	60	60
Share-based payments	1,120	431
Director compensation (included in salaries)	171	167
	2,924	2,066